Sources of finance - Analysis of Future Anticipated Cash Flows Related to Debt (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	£ (5,798.1)	£ (14,829.9)
Effect of discounting/financing rates	1,014.1	1,235.2
Debt financing	(4,784.0)	(13,594.7)
Borrowings | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(326.8)	(182.2)
Borrowings | Between one and two years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(745.4)	(725.6)
Borrowings | Between two and three years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(646.5)	(795.7)
Borrowings | Between three and four years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(492.8)	(649.1)
Borrowings | Between four and five years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(698.0)	(528.2)
Borrowings | Over five years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(2,546.3)	(3,387.1)
Borrowings | Debt financing (including interest) under the Revolving Credit Facility and in relation to unsecured loan notes
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(5,455.8)	(6,267.9)
Bank overdrafts | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	£ (342.3)	£ (8,562.0)